Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment reporting
Schedule of the Group's operating segment results
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2021, 2022 and 2023:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Net revenues:
JD Retail	866,303	929,929	945,343
JD Logistics	104,693	137,402	166,625
Dada	—	8,030	10,506
New Businesses	26,063	21,779	16,111
Inter-segment(*)	(46,043)	(50,904)	(53,923)

Total segment net revenues	951,016	1,046,236	1,084,662
Unallocated items	576	—	—

Total consolidated net revenues	951,592	1,046,236	1,084,662

Operating income/(loss):
JD Retail	26,613	34,852	35,925
JD Logistics	(1,827)	528	1,005
Dada	—	(1,122)	(488)
New Businesses	(10,600)	(5,295)	159
Including: gain on sale of development properties (Note 19)	767	1,379	2,283
impairment of long-lived assets	—	—	(1,123)

Total segment operating income	14,186	28,963	36,601
Unallocated items(**)	(10,045)	(9,240)	(10,576)

Total consolidated operating income	4,141	19,723	26,025
Total other income/(expense)	(6,721)	(5,856)	5,625

Income/(loss) before tax	(2,580)	13,867	31,650

(*)
The inter-segment eliminations mainly consist of revenues from supply chain solutions and logistics services provided by JD Logistics to JD Retail, on-demand delivery and retail services provided by Dada to JD Retail and JD Logistics, and property leasing services provided by JD Property to JD Logistics.

(**)	A summary of unallocated ite m s for the years presented is as follows ：

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Share-based compensation	(9,134)	(7,548)	(4,804)
Amortization of intangible assets resulting from assets and business acquisitions	(940)	(1,217)	(1,281)
Effects of business cooperation arrangements	29	(475)	(446)
Impairment of goodwill	—	—	(3,143)
Impairment of intangible assets	—	—	(902)

Total	(10,045)	(9,240)	(10,576)